Insurance	12 Months Ended
Jun. 30, 2021
Disclosure of liquidity risk of insurance contracts [text block] [Abstract]
Insurance
30.	Insurance

The Company maintain (i) civil liability insurance for all employees working at the farms, (ii) insurance for machinery, (iii) life insurance for all the employees, as well as (iv) insurance for Directors and Officers (D&O) and for other Board members. The coverage amount is considered sufficient by management to cover risks, if any, over its assets and/or liabilities. The Company assessed the risk of farm buildings and facilities owned by the Group, as well as its inventories and biological assets, concluding that there is no need for other types of insurance due to low likelihood of risks.

Below is the table of the liabilities covered by insurance and the related amounts at June 30, 2021:

Insurance type	Coverage - R$

Civil liability (D&O)	30,000
Civil, professional and general liability	15,004
Machinery/Automobile	10,553
Fire/lightning/explosion/electrical damage (office)	6,607
Completion guarantee	10,067
Rural multi-risk	181,004
253,235